Taxation - Schedule of Reconciliation Statutory Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Statutory Income Tax Rate [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%
Tax effect of non-deductible items	(0.60%)
Tax effect of undeclared expenses		(4.10%)
Tax effect of fair value changes	2.50%
Tax effect of income tax rate differences in jurisdictions other than the PRC	(49.10%)	(2.30%)
Tax effect of net operating loss not applicable to carryforwards	(24.10%)	4.20%
Change in valuation allowance	46.30%	(22.80%)
Effective tax rate